SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	2 Months Ended		3 Months Ended						8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator: Net Loss minus Net Earnings
Net income (loss)										$ (74,055,000)	$ (11,965,000)		$ (25,905,000)	$ (22,964,000)
Net loss attributable to common stockholders										$ (213,577,000)	$ (19,000,000)		$ (37,844,000)	$ (12,564,000)
Denominator: Weighted Average Non-redeemable common Stock
Weighted Average Number of Shares Outstanding, Basic										2,161,848	2,147,064		2,149,182	2,120,200
Weighted Average Number of Shares Outstanding, Diluted										2,161,848	2,147,064		2,149,182	2,120,200
Earnings Per Share, Basic										$ (98.79)	$ (8.85)		$ (17.61)	$ (5.93)
Earnings Per Share, Diluted										$ (98.79)	$ (8.85)		$ (17.61)	$ (5.93)
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Numerator Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in trust account												$ 174,810
Less: interest available to be withdrawn for payment of taxes												(146,895)
Net income attributable to Class A common stock subject to possible redemption												$ 27,915
Denominator Weighted Average Class A common stock subject to possible redemption
Temporary Equity, Weighted Average Number of Shares Outstanding, Basic												24,524,620
Temporary Equity, Weighted Average Number of Shares Outstanding, Diluted												24,524,620
Temporary Equity, Earnings Per Share, Basic												$ 0.00
Temporary Equity, Earnings Per Share, Diluted									$ 0.00			$ 0.00
Numerator: Net Loss minus Net Earnings
Net income (loss)	$ (1,000)	$ (1,000)	$ (14,255,408)	$ (4,088,974)	$ 14,686,984	$ (15,180,169)	$ (113,691)	$ 0	$ (114,691)	$ (3,657,398)		$ (15,294,860)
Net income allocable to Class A common stock subject to possible redemption												(27,915)
Net loss attributable to common stockholders												$ (15,322,775)
Denominator: Weighted Average Non-redeemable common Stock
Weighted Average Number of Shares Outstanding, Basic												8,269,814
Weighted Average Number of Shares Outstanding, Diluted												8,269,814
Earnings Per Share, Basic												$ (1.85)
Earnings Per Share, Diluted												$ (1.85)